NET INCOME PER ORDINARY SHARE: - Computation of basic and diluted net income per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Numerator:
Net income	$ 26,498	$ 20,248
Amount allocated to participating 2019 shareholders		(5,562)
Amount allocated to contingently returnable shares issued in connection with acquisitions	(40)
Net income, attributable to ordinary shares	$ 26,458	$ 14,686
Denominator:
Weighted-average number of ordinary shares outstanding	1,018,784,260	652,122,890
Basic net income, attributable to ordinary shares	$ 0.03	$ 0.02
Effect of dilutive securities on weighted-average number of ordinary shares:
Options	54,830,450	76,218,322
RSUs	176,345	988,517
Weighted-average number of ordinary shares outstanding, after giving effect to dilutive securities	1,073,791,056	729,329,729
Diluted net income, attributable to ordinary shares	$ 0.02	$ 0.02